Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date:: 2025-12-31
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis

In accordance with the SEC’s and Nasdaq Stock Market’s rules, the Company maintains a Clawback Policy (the “Clawback Policy”). Current executive officers of the Company have agreed in writing to the terms and conditions of the Clawback Policy. Under the Clawback Policy, if the Company is required to restate its financial results due to material noncompliance with financial reporting requirements under the federal securities laws, the Company will recoup any erroneously awarded incentive-based compensation from the Company’s current and former executive officers.